Non-Controlling Interests	6 Months Ended
Jun. 30, 2020
Disclosure Of Non Controlling Interests [Abstract]
Non-Controlling Interests
27. NON-CONTROLLING INTERESTS

	Initial interest rate		30 June 2020	31 December 2019
	%	First call date	£m	£m
Santander UK plc issued:
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			170	160
			405	395